UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Catlin Group Limited
Address:      Washington House, 5th Floor, 16 Church Street
              Hamilton, BERMUDA HM11

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen N. Penner
Title:   Counsel
Phone:   212-857-4035


Signature, Place, and Date of Signing:


    /s/ Stephen Penner               New York, NY           February 13, 2013
---------------------------    ------------------------   ----------------------
        [Signature]                  [City, State]                [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          21
Form 13F Information Table Value Total:          $ 782,462
                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- -------------------- ---------- -------- ---------------------------
                                  TITLE OF              VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS     SOLE     SHARED   NONE
----------------------------- -------------- --------- -------- ----------- --- ---- ---------- -------- ----------- -------- ------
ADT CORPORATION               COM            00101J106    6,812     146,528 SH          SOLE                 146,528        0      0
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC.                    COM            037833100    4,931       9,250 SH          SOLE                   9,250        0      0
------------------------------------------------------------------------------------------------------------------------------------
BABCOCK & WILCOX CO.          COM            05615F102    2,349      89,652 SH          SOLE                  89,652        0      0
------------------------------------------------------------------------------------------------------------------------------------
CENTURYLINK INC.              COM            156700106    6,259     160,000 SH          SOLE                 160,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORP.                 COM            166764100   10,273      95,000 SH          SOLE                  95,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
COCA-COLA ENTERPRISES INC.    COM            19122T109   20,602     649,300 SH          SOLE                 649,300        0      0
------------------------------------------------------------------------------------------------------------------------------------
MBIA INC.                     COM            55262C100   11,775   1,500,000 SH          SOLE               1,500,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
MGIC INVESTMENT CORP.         COM            552848103      599     225,000 SH          SOLE                 225,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
MGIC INVESTMENT CORPORATION   NOTE 5.000%    552848AD5   15,567  20,500,000 PRN         SOLE              20,500,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
PHILLIPS 66                   COM            718546104    5,310     100,000 SH          SOLE                 100,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
PRICELINE.COM INC.            COM            741503403    4,845       7,800 SH          SOLE                   7,800        0      0
------------------------------------------------------------------------------------------------------------------------------------
RALCORP HOLDINGS INC.         COM            751028101   12,551     140,000 SH          SOLE                 140,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
SIX FLAGS ENTERTAINMENT CORP. COM            83001A102   25,623     418,676 SH          SOLE                 418,676        0      0
------------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD TRUST               COM            78463V107   31,432     194,000 SH          SOLE                 194,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF TR           TR UNIT        78462F103  405,869   2,850,000 SH  CALL    SOLE               2,850,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF TR           TR UNIT        78462F103  160,211   1,125,000 SH  PUT     SOLE               1,125,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
STARBUCKS CORP.               COM            855244109    5,148      96,000 SH          SOLE                  96,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
TEEKAY CORP.                  COM            Y8564W103   21,433     667,699 SH          SOLE                 667,699        0      0
------------------------------------------------------------------------------------------------------------------------------------
TRIPADVISOR INC.              COM            896945201    5,375     128,100 SH          SOLE                 128,100        0      0
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD.       COM            H89128104   10,782     380,057 SH          SOLE                 380,057        0      0
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COMPANIES INC        COM            969457100   14,717     449,500 SH          SOLE                 449,500        0      0
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